Share Capital - Summary of Share Capital (Parenthetical) (Detail) - $ / shares	Nov. 01, 2022	Apr. 08, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding			33,400,100	33,400,100
V Capital Kronos Berhad [member]
Disclosure of classes of share capital [line items]
Par value per share		$ 0.0001
Number of shares issued	1,012,159	33,400,100
V Capital Kronos Berhad [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Par value per share	$ 2.5
V Capital Kronos Berhad [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Par value per share	$ 4